Quarterly Holdings Report
for
Fidelity® Sustainable Intermediate Municipal Income Fund
October 31, 2024
SNT-NPRT3-1224
1.9904925.102
Municipal Securities - 99.1%
	Principal Amount (a)	Value ($)
Alabama - 5.9%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	50,000	52,518
Electric Utilities - 1.8%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	100,000	100,589
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007A, 1% tender 6/1/2034 (b)	205,000	201,097
		301,686
State G.O. - 3.8%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000	10,107
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	106,263
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	150,000	160,420
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,865
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	140,000	148,548
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	215,003
		661,206
TOTAL ALABAMA		1,015,410
Arizona - 3.7%
Health Care - 1.0%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	150,000	166,730
Housing - 0.5%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	90,801	86,214
Industrial Development - 0.9%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	51,202
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	100,000	100,427
		151,629
State G.O. - 1.0%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	165,000	177,368
Water & Sewer - 0.3%
Phoenix AZ Cvc Imp Cor Wstwtr Series 2016, 5% 7/1/2030	50,000	51,534
TOTAL ARIZONA		633,475
California - 7.6%
Education - 0.1%
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	15,000	15,152
Electric Utilities - 0.0%
Riverside CA Elec Rev 5% 10/1/2043	5,000	5,307
General Obligations - 1.1%
Elk Grove CA Uni Sch Dist Series 2019, 3.25% 8/1/2038	10,000	9,338
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	150,000	169,426
		178,764
Health Care - 1.0%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (b)	150,000	152,005
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2033	25,000	25,406
		177,411
Housing - 1.1%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	91,957	92,722
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	103,995	99,713
		192,435
Resource Recovery - 0.8%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	140,000	145,470
Special Tax - 0.1%
San Francisco CA BART Dist Tax Series 2015A, 5% 7/1/2027	10,000	10,138
Transportation - 3.1%
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	300,000	330,978
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	185,000	201,553
		532,531
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	15,000	15,669
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2031	30,000	34,413
		50,082
TOTAL CALIFORNIA		1,307,290
Colorado - 4.9%
General Obligations - 0.1%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	10,104
Health Care - 2.8%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	60,000	66,742
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	125,000	132,594
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	280,000	288,584
		487,920
Special Tax - 2.0%
Vauxmont Metropolitan District 5% 12/1/2028 (Assured Guaranty Municipal Corp Insured)	325,000	346,716
TOTAL COLORADO		844,740
Connecticut - 3.1%
Education - 1.1%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	150,000	149,047
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	35,000	34,319
		183,366
General Obligations - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2039	25,000	22,226
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	80,688
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	25,000	26,861
		129,775
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2027	10,000	10,529
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,607
		37,136
Special Tax - 0.9%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	132,615
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	20,000	21,770
		154,385
Water & Sewer - 0.1%
South Cent CT Regl Wtr Auth Series B, 5% 8/1/2032	25,000	25,803
TOTAL CONNECTICUT		530,465
Delaware - 0.6%
Electric Utilities - 0.6%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 4.37% 10/1/2029 VRDN (b)(c)	100,000	100,000
District Of Columbia - 0.2%
Education - 0.2%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2029	20,000	20,725
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,280
		31,005
TOTAL DISTRICT OF COLUMBIA		31,005
Florida - 5.1%
General Obligations - 0.5%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2026	30,000	30,331
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	25,000	27,242
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	30,000	27,795
		85,368
Health Care - 3.5%
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	100,000	108,043
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	200,000	210,272
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	100,000	110,342
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	75,000	83,729
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	100,000	106,461
		618,847
Housing - 0.3%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage 1995 Adopted October 1, 1995 Sf Mbs Open Proj.) 3.5% 7/1/2051	50,000	49,676
Transportation - 0.1%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2041 (c)	10,000	10,141
Water & Sewer - 0.7%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	26,370
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	20,000	18,280
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 5% 10/1/2027	60,000	63,721
		108,371
TOTAL FLORIDA		872,403
Georgia - 5.2%
Education - 0.8%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	10,000	10,415
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	160,000	129,728
		140,143
Electric Utilities - 2.9%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	100,000	102,575
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.875% tender 8/1/2043 (b)	100,000	99,445
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 4.15% 11/1/2052 VRDN (b)	200,000	200,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (b)	100,000	100,760
		502,780
State G.O. - 1.5%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	101,166
Main Street Natural Gas Inc Series 2019 B, 4% tender 8/1/2049 (Toronto-Dominion Bank/The Guaranteed) (b)	135,000	135,049
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	15,000	15,889
		252,104
TOTAL GEORGIA		895,027
Hawaii - 0.1%
General Obligations - 0.1%
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2027	10,000	10,616
Illinois - 7.5%
Education - 3.9%
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2029	250,000	270,257
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	10,000	10,639
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	100,000	104,821
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2032	100,000	104,992
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2038	150,000	166,790
		657,499
Escrowed/Pre-Refunded - 0.3%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	5,000	5,098
Illinois Finance Authority Rev Series 2016 C, 4% 2/15/2041	45,000	43,324
		48,422
General Obligations - 1.5%
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	100,000	101,496
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	50,000	53,591
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	100,000	109,135
		264,222
Health Care - 0.7%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	60,000	61,836
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	65,000	58,492
		120,328
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	20,000	19,981
Special Tax - 1.0%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2038	160,000	175,008
TOTAL ILLINOIS		1,285,460
Indiana - 1.5%
Electric Utilities - 0.5%
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	100,000	100,700
Housing - 1.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,801
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2028	115,000	121,789
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,476
		164,066
TOTAL INDIANA		264,766
Iowa - 1.2%
Education - 1.2%
Iowa Student Ln Liquidity Corp 5% 12/1/2029 (c)	100,000	105,137
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2029 (c)	100,000	105,136
		210,273
TOTAL IOWA		210,273
Kentucky - 2.5%
Education - 0.7%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	105,000	106,252
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	5,000	5,051
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	15,000	15,108
		126,411
General Obligations - 0.7%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2031	30,000	31,938
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	15,000	15,878
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 8/1/2026	75,000	77,815
		125,631
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	50,000	48,962
State G.O. - 0.8%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	21,213
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	100,000	108,596
		129,809
TOTAL KENTUCKY		430,813
Louisiana - 0.6%
Industrial Development - 0.6%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	100,000	100,680
Maine - 0.0%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	10,000	10,434
Maryland - 0.9%
Education - 0.0%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.125% 4/1/2035	15,000	14,486
General Obligations - 0.4%
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	50,000	53,189
State of Maryland Gen. Oblig. Series SECOND 2020A GRP2, 5% 8/1/2034	15,000	16,513
		69,702
Special Tax - 0.2%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	15,000	15,500
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	15,000	12,352
		27,852
Water & Sewer - 0.3%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	45,000	46,848
TOTAL MARYLAND		158,888
Massachusetts - 5.0%
Education - 0.8%
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2029	35,000	38,940
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2030	20,000	22,563
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	35,516
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	55,848
		152,867
Escrowed/Pre-Refunded - 0.1%
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2026 (Pre-refunded to 7/1/2025 at 100)	10,000	10,114
General Obligations - 2.9%
Arlington MA Series 2021, 2% 9/15/2034	275,000	230,617
Arlington MA Series 2021, 2% 9/15/2035	100,000	82,170
Billerica MA Gen. Oblig. Series 2017A, 3.125% 2/1/2034	100,000	95,263
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	20,263
Mansfield MA Gen. Oblig. Series 2017, 3.5% 5/15/2042	20,000	18,295
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	10,000	10,295
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	26,485
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2036	15,000	15,567
		498,955
Health Care - 0.9%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,780
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	69,176
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,803
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series O 1, 4% 7/1/2045	30,000	28,487
		135,246
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (d)	5,000	4,315
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	49,681
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	10,000	11,073
		65,069
TOTAL MASSACHUSETTS		862,251
Michigan - 2.3%
Education - 1.1%
University MI Univ Revs Series 2020 A, 5% 4/1/2039	10,000	10,820
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	150,000	170,966
		181,786
General Obligations - 0.0%
Lake Orion MI Sch Dist 5% 5/1/2025 (State of Michigan Guaranteed)	10,000	10,075
Health Care - 0.7%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 4% 5/15/2036	10,000	9,918
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	10,000	10,257
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2034	15,000	15,397
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2028	15,000	15,526
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2030	35,000	36,150
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2047	25,000	23,170
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 5% 11/15/2047	10,000	10,379
		120,797
Water & Sewer - 0.5%
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2029	25,000	26,707
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2035	5,000	5,258
Great Lakes Sewer Auth Mich Series 2018 B, 5% 7/1/2029	45,000	48,951
		80,916
TOTAL MICHIGAN		393,574
Minnesota - 2.7%
Education - 0.7%
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 4% 10/1/2041	20,000	19,364
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (b)	100,000	106,869
		126,233
General Obligations - 1.6%
Anoka-Hennepin MN Ind Sch Dist No 11 Series 2020 A, 4% 2/1/2029 (Minnesota St Guaranteed)	10,000	10,353
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	15,186
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2032	100,000	111,632
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	15,000	16,417
Waconia Minn Isd No 110 Series 2015B, 3.25% 2/1/2039 (Minnesota St Guaranteed)	110,000	100,261
		253,849
Housing - 0.4%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	97,941	76,592
TOTAL MINNESOTA		456,674
Nebraska - 1.1%
Health Care - 0.8%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	136,138
State G.O. - 0.3%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	50,000	50,167
TOTAL NEBRASKA		186,305
New Hampshire - 1.0%
Education - 0.3%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	54,054
Health Care - 0.1%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Inc Proj.) Series 2017, 5% 10/1/2042	15,000	15,321
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2025	5,000	5,062
		20,383
Housing - 0.6%
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	97,285	94,118
TOTAL NEW HAMPSHIRE		168,555
New Jersey - 4.0%
Education - 1.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	150,000	166,404
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	15,000	15,756
		182,160
General Obligations - 2.9%
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	100,000	104,670
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	50,000	38,770
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	103,879
New Jersey Trans Trust Fund Auth 5% 6/15/2033	100,000	111,190
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	105,603
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	30,000	29,916
		494,028
Health Care - 0.0%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% 7/1/2033	10,000	10,244
TOTAL NEW JERSEY		686,432
New York - 8.4%
Education - 2.0%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	25,000	26,020
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series A, 3.875% 7/1/2042	10,000	9,700
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2034	200,000	213,908
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 5% 7/1/2045	85,000	89,533
		339,161
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2027	15,000	15,970
General Obligations - 0.3%
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2028	50,000	52,827
Housing - 2.2%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	50,000	50,734
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	150,000	151,548
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	20,000	20,140
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	150,235
		372,657
Special Tax - 1.4%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	10,000	10,370
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	15,000	15,338
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	30,670
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	80,000	85,791
NY Payroll Mobility Tax 4% 11/15/2034	100,000	104,722
		246,891
Transportation - 2.4%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	21,196
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	52,803
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	140,000	147,042
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	73,594
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	100,000	111,640
		406,275
TOTAL NEW YORK		1,433,781
North Carolina - 0.2%
Health Care - 0.2%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,748
Ohio - 3.6%
Education - 0.3%
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2029	25,000	26,433
Ohio St Univ Gen Rcpts 5% 12/1/2029	10,000	11,062
		37,495
Electric Utilities - 0.9%
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	150,000	152,043
General Obligations - 1.3%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	30,000	28,307
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	20,000	21,365
Perrysburg OH Exmp Vlg Sch Dist Series 2015, 3.75% 12/1/2043	50,000	46,058
Port of Greater Cincinnati Development Authority (Mariemont OH City Sch Dist Proj.) Series 2019, 3.25% 12/1/2035	115,000	109,937
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	21,028
		226,695
Health Care - 0.7%
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	48,993
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	85,000	77,041
		126,034
Housing - 0.4%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	70,000	70,784
TOTAL OHIO		613,051
Oklahoma - 0.3%
Education - 0.1%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	10,000	10,975
Electric Utilities - 0.2%
Grand River Dam Auth Okla Rev Series 2014A, 5% 6/1/2026	40,000	40,186
TOTAL OKLAHOMA		51,161
Oregon - 1.3%
Health Care - 1.3%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	10,000	10,651
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	30,000	32,162
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2016 A, 4% 5/15/2041	25,000	24,432
Union Cnty Ore Hosp Fac Auth Rev (Grande Ronde Hospital Proj.) Series 2022, 5% 7/1/2025	150,000	150,805
		218,050
TOTAL OREGON		218,050
Pennsylvania - 1.2%
Education - 0.5%
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) Series 2017, 5% 5/1/2037	5,000	5,156
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 3.75% 10/1/2046	85,000	77,491
		82,647
General Obligations - 0.1%
Council Rock PA Sch Dist Series 2016A, 3.125% 11/15/2034	25,000	23,188
Health Care - 0.6%
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	50,000	51,743
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	35,000	36,398
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,611
		98,752
TOTAL PENNSYLVANIA		204,587
Rhode Island - 0.6%
Education - 0.6%
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (c)	100,000	105,629
Tennessee - 1.3%
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2028	50,000	53,413
Health Care - 0.4%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	20,000	20,552
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	45,000	43,817
		64,369
Housing - 0.6%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	100,000	99,119
TOTAL TENNESSEE		216,901
Texas - 4.7%
Education - 0.1%
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	25,000	21,030
Electric Utilities - 0.6%
City of Georgetown TX Series 2022, 5% 8/15/2027 (Assured Guaranty Municipal Corp Insured)	100,000	105,558
General Obligations - 0.5%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,622
Cypress-Fairbanks TX Isd 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	15,000	15,070
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,643
		92,335
Health Care - 1.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	100,000	111,297
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2014A, 5% 12/1/2026	90,000	90,090
		201,387
Housing - 0.6%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	100,000	99,479
Resource Recovery - 0.6%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	100,000	101,194
Water & Sewer - 1.1%
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,552
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,306
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	105,000	116,728
Tarrant Regional Water District (Dallas TX Wtrwks & Swr Sys Rev Proj.) Series 2021 A, 4% 9/1/2025	45,000	45,339
		177,925
TOTAL TEXAS		798,908
Virginia - 2.4%
Electric Utilities - 0.6%
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	105,000	101,070
General Obligations - 1.2%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	15,000	15,962
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,613
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	15,000	13,779
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	15,000	15,831
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	63,792
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	100,000	94,945
		214,922
Housing - 0.6%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	100,000	103,519
TOTAL VIRGINIA		419,511
Washington - 5.0%
Education - 1.3%
Washington St Univ Revs Series 2025, 5% 4/1/2030 (e)	200,000	217,946
Electric Utilities - 1.4%
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	95,000	103,859
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	150,000	145,372
		249,231
General Obligations - 1.1%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,925
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	65,000	68,803
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	15,000	16,161
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	10,000	10,304
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	20,000	20,947
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	25,000	26,278
		195,418
Health Care - 1.2%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	10,000	10,611
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,762
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	125,000	120,164
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	45,000	46,736
		203,273
TOTAL WASHINGTON		865,868
West Virginia - 0.9%
Health Care - 0.9%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	100,000	100,712
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	60,000	53,825
		154,537
TOTAL WEST VIRGINIA		154,537
Wisconsin - 2.5%
Escrowed/Pre-Refunded - 0.2%
Wisconsin General Fund Annual Appropiation 5% 5/1/2025	10,000	10,085
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	20,000	20,598
		30,683
General Obligations - 1.0%
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034 (e)	150,000	170,994
Health Care - 1.3%
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	160,000	169,862
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	52,801
		222,663
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	5,000	5,141
TOTAL WISCONSIN		429,481
TOTAL MUNICIPAL SECURITIES (Cost $16,856,537)		16,993,749

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $210,976)	3.64	210,934	210,976

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $17,067,513)	17,204,725
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(43,915)
NET ASSETS - 100.0%	17,160,810

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	49,005	2,044,005	1,881,959	6,404	(70)	(5)	210,976	0.0%
Total	49,005	2,044,005	1,881,959	6,404	(70)	(5)	210,976

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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